Label	Element	Value
Innovator Premium Income 20 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator Premium Income 20 Barrier ETF - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: 4,313.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.80%
Innovator Premium Income 20 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF - July | S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: 436.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Premium Income 20 Barrier ETF - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: 4,368.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(19.60%)